Financial Instruments (Details) - Schedule of Net Income Due to the Exchange Rates $ in Thousands	Mar. 31, 2024 USD ($)
Financial Instruments (Details) - Schedule of Net Income Due to the Exchange Rates [Line Items]
Cash and cash equivelents	$ 87,938
Short-term investments	1,329
Other investments	33,559
Accounts payable and accrued liabilities	(906)
Net financial assets explosure	121,920
Effect of +/- 10% change in currency	12,192
US dollar [Member]
Financial Instruments (Details) - Schedule of Net Income Due to the Exchange Rates [Line Items]
Cash and cash equivelents	87,557
Short-term investments	1,329
Other investments	2,594
Accounts payable and accrued liabilities	(169)
Net financial assets explosure	91,311
Effect of +/- 10% change in currency	9,131
Australian dollar [Member]
Financial Instruments (Details) - Schedule of Net Income Due to the Exchange Rates [Line Items]
Cash and cash equivelents	381
Short-term investments
Other investments	30,965
Accounts payable and accrued liabilities	(737)
Net financial assets explosure	30,609
Effect of +/- 10% change in currency	$ 3,061